Document And Entity Information	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	GoodRx Holdings, Inc.
Entity Central Index Key	0001809519
Entity Emerging Growth Company	false
Entity File Number	001-39549
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-5104396
Entity Address, Address Line One	2701 Olympic Boulevard
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	855
Local Phone Number	268-2822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GDRX
Security Exchange Name	NASDAQ
Entity Address, City or Town	Santa Monica